Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–148.80%(a)
Alabama–3.27%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$225	$217,131
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,420	1,546,781
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	990	1,079,601
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,503,463)(c)(d)	5.50%	01/01/2043	1,725	966,000
Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	3,500	3,805,005
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,745	4,194,618
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,495	1,522,363
Series 2024 A, RB	5.00%	11/01/2035	1,715	1,805,709
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,405	1,517,945
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	825	843,853
University of South Alabama; Series 2024 A, Ref. RB (INS - BAM)(f)	5.25%	04/01/2054	2,290	2,502,463
				20,001,469
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	383,893
Arizona–2.80%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	85	82,175
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	1,195	1,199,631
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	490,956
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2050	820	823,234
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,150	1,135,432
Series 2017, Ref. RB	5.00%	11/15/2045	890	774,100
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	225	227,146
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(f)	5.00%	07/01/2046	3,010	3,277,489
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	360	353,522
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	1,190	1,189,968
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	3,300	3,639,851
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	770	838,419
Series 2007, RB	5.00%	12/01/2037	1,805	1,998,293
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB(b)(g)	5.25%	01/02/2025	1,060	1,061,596
				17,091,812
Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	610	631,155
California–12.39%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2028	800	722,258
California (State of);
Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	1,680	1,384,336
Series 2023, GO Bonds(i)	5.25%	09/01/2053	3,300	3,724,265
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	2,475	2,687,331
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	275	279,508
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(h)	0.00%	06/01/2055	$11,000	$1,147,666
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	35	35,673
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	1,670	328,351
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	4,285	4,643,063
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,185	4,159,287
California (State of) Housing Finance Agency (Social Certificates);
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,022	4,016,979
Series 2023-1, RB	4.38%	09/20/2036	830	867,877
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2049	1,940	2,047,984
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2048	165	165,998
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,340	1,407,559
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(j)	5.00%	12/31/2036	1,675	1,730,931
Series 2018 A, RB(j)	5.00%	12/31/2047	2,010	2,038,602
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(e)	5.00%	08/01/2039	250	231,806
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(j)	5.00%	07/01/2027	765	765,707
Series 2012, RB(e)(j)	5.00%	07/01/2030	220	220,175
Series 2012, RB(e)(j)	5.00%	07/01/2037	2,280	2,281,116
Series 2012, RB(e)(j)	5.00%	11/21/2045	2,675	2,675,345
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	1,005	1,015,652
California State University; Series 2019 A, RB(i)	5.00%	11/01/2049	2,120	2,253,030
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	840	642,600
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	365	365,051
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	855	863,037
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	1,535	172,335
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(j)	5.50%	05/15/2035	1,750	1,983,082
Series 2022 G, RB(j)	5.50%	05/15/2037	750	844,850
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(i)	5.00%	07/01/2050	2,340	2,517,361
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(f)	5.00%	08/01/2050	1,235	1,332,214
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	585	761,212
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	2,010	2,025,798
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(f)	4.25%	08/01/2053	3,075	3,152,255
Regents of the University of California Medical Center; Series 2022 P, RB(i)(l)	4.00%	05/15/2053	5,435	5,489,886
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	4.00%	08/01/2048	1,205	1,214,715
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,065	2,068,421
Series 2021 A, RB	5.00%	07/01/2056	2,010	2,158,908
Series 2023 B, RB(j)	5.00%	07/01/2048	2,475	2,633,478
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(j)	5.00%	05/01/2038	680	713,984
Series 2019 E, RB(j)	5.00%	05/01/2050	2,360	2,435,956
Series 2021 A, Ref. RB(j)	5.00%	05/01/2036	610	656,471
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(h)	0.00%	06/01/2041	3,485	1,383,301
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(b)	5.00%	09/01/2030	1,345	1,442,250
				75,687,664
Colorado–6.22%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	4.50%	12/01/2058	2,340	2,360,715
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	823,098
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,040	997,987
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(f)	5.38%	12/01/2053	$610	$670,043
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	1,680	1,649,937
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	647,772
Series 2022, RB	6.50%	12/01/2053	585	609,446
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	745	717,863
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,670	1,729,028
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,680	3,834,835
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,567,013
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	185	178,897
Series 2007 A, RB	5.30%	07/01/2037	100	84,663
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	920	920,217
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	500,296
Denver (City & County of), CO;
Series 2018 A, Ref. RB(j)	5.00%	12/01/2048	5,260	5,402,347
Series 2018 A, Ref. RB(j)	5.25%	12/01/2048	1,735	1,805,503
Series 2018 A-2, RB(h)	0.00%	08/01/2034	1,325	897,017
Series 2022 A, RB(j)	5.00%	11/15/2036	945	1,030,200
Series 2022 A, RB(j)	5.00%	11/15/2047	2,500	2,647,282
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	430,494
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,980	2,009,294
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	758	706,049
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	755	785,530
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	506,231
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	435,670
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	501,209
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	556,854
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	499,116
Series 2023, GO Bonds	8.00%	12/15/2035	608	609,112
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	500	396,150
Series 2021 A-2, RB(k)	4.50%	12/01/2041	2,065	1,497,951
				38,007,819
District of Columbia–3.26%
District of Columbia;
Series 2022 A, RB	5.00%	07/01/2047	1,670	1,818,332
Series 2023 A, RB	5.25%	05/01/2048	2,435	2,710,039
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	660	657,416
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,370	3,374,570
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(j)	5.00%	10/01/2042	2,675	2,737,344
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,597,517
Series 2024 A, Ref. RB(j)	5.25%	10/01/2049	1,695	1,837,474
Series 2024 A, Ref. RB(j)	5.50%	10/01/2054	2,530	2,784,169
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	2,185	2,406,105
				19,922,966
Florida–12.19%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(c)(d)(e)	5.00%	11/15/2061	1,075	774,536
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	505	482,079
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL;
Series 2019 A, RB(j)	4.00%	10/01/2049	$770	$742,356
Series 2019 A, RB(j)	5.00%	10/01/2049	1,325	1,365,879
Series 2022 A, RB(i)(l)	4.00%	10/01/2047	3,350	3,354,061
Series 2022, RB	5.00%	01/01/2047	1,675	1,807,447
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,475	2,432,406
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(f)	5.60%	03/01/2048	1,215	1,368,837
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $947,089)(c)(d)(e)	7.75%	05/15/2035	970	12,505
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,360	1,397,048
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2024, RB	5.25%	12/01/2054	2,000	2,202,633
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,205	1,238,958
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(j)	12.00%	07/15/2028	750	800,437
Series 2024, Ref. RB(j)	5.00%	07/01/2041	800	815,906
Series 2024, Ref. RB (INS - AGM)(f)(j)	5.00%	07/01/2044	2,500	2,620,182
Series 2024, Ref. RB (INS - AGM)(f)(j)	5.25%	07/01/2047	1,000	1,060,649
Series 2024, Ref. RB (INS - AGM)(f)(j)	5.25%	07/01/2053	825	867,683
Series 2024, Ref. RB(j)	5.50%	07/01/2053	800	835,295
Fort Lauderdale (City of), FL;
Series 2023, RB	5.50%	09/01/2053	1,460	1,646,840
Series 2024, RB(i)	5.50%	09/01/2053	2,520	2,842,490
Greater Orlando Aviation Authority;
Series 2017 A, RB(j)	5.00%	10/01/2052	685	694,186
Series 2019 A, RB(j)	4.00%	10/01/2044	2,500	2,479,264
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,585	1,733,042
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(j)	5.00%	10/01/2048	2,475	2,539,263
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.25%	11/15/2049	3,430	3,813,417
Jacksonville (City of), FL; Series 2023 A, Ref. RB	5.50%	10/01/2053	2,430	2,733,775
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.25%	10/01/2049	1,220	1,354,025
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	661,707
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	288,699
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	1,064,582
Lee (County of), FL;
Series 2021 B, RB(j)	5.00%	10/01/2034	1,030	1,105,271
Series 2022, RB	5.25%	08/01/2049	1,675	1,806,340
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(f)	5.00%	03/15/2052	1,985	2,144,990
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,150	1,158,608
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	935,397
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2048	3,325	3,326,182
Series 2022 A, Ref. RB(j)	5.25%	10/01/2052	505	540,215
Series 2023 A, Ref. RB(j)	5.00%	10/01/2047	2,115	2,231,536
Subseries 2021 A-2, Ref. RB (INS - AGM)(f)	4.00%	10/01/2049	2,520	2,522,602
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,605	2,659,586
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,345	2,512,680
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2050	2,000	570,021
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2052	450	115,277
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2053	445	107,971
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2054	385	88,415
Reunion East Community Development District; Series 2005, RB(c)(m)	5.80%	05/01/2036	235	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,340	1,289,032
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	822,976
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	735	338,275
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	$1,000	$1,000,733
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,347,876
Tampa (City of), FL; Series 2020 A, RB(h)	0.00%	09/01/2049	5,620	1,812,778
				74,466,950
Georgia–2.89%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(i)(l)	4.00%	07/01/2044	3,345	3,346,543
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,095	1,189,200
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	1,003,108
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2046	660	639,337
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,950	3,962,103
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,240	1,257,949
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	1,260	1,262,790
Series 2024 A, RB(b)	5.00%	09/01/2031	1,650	1,784,729
Series 2024 C, RB(b)	5.00%	12/01/2031	3,000	3,216,647
				17,662,406
Hawaii–1.10%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group);
Series 2024, RB	5.00%	07/01/2041	3,720	4,084,154
Series 2024, RB	5.50%	07/01/2052	2,380	2,636,908
				6,721,062
Idaho–0.75%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	355	329,401
Series 2017 A, Ref. RB	5.25%	11/15/2037	500	447,432
Idaho (State of) Housing & Finance Association;
Series 2024 A, RB (CEP - GNMA)	4.60%	01/01/2049	1,920	1,949,104
Series 2024, RB	5.00%	08/15/2048	1,680	1,855,651
				4,581,588
Illinois–6.58%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,050	1,050,312
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	1,190	1,190,006
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	340	339,992
Series 2014, RB(b)(g)	5.00%	12/23/2024	1,610	1,611,606
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,395	3,396,742
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,025	2,099,969
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	376	274,228
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(b)(g)(j)	5.00%	12/02/2024	4,500	4,500,000
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,489,882
Series 2024 A, RB(j)	5.50%	01/01/2053	2,160	2,365,291
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	1,720,294
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	764,403
Chicago (City of), IL Park District;
Series 2020 D, GO Bonds (INS - BAM)(f)	4.00%	01/01/2035	1,000	1,019,460
Series 2020 D, GO Bonds (INS - BAM)(f)	4.00%	01/01/2038	1,330	1,346,238
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	473	453,885
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2014, GO Bonds(b)(g)	5.00%	01/14/2025	$1,210	$1,212,281
Series 2014, GO Bonds(b)(g)	5.00%	01/14/2025	450	450,848
Series 2014, GO Bonds(b)(g)	5.25%	01/14/2025	1,250	1,252,641
Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,146,374
Series 2017 C, GO Bonds	5.00%	11/01/2029	265	277,269
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,115	1,154,894
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,292,968
Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,510,751
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(j)	8.00%	06/01/2032	360	360,489
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $62,477)(d)	5.00%	11/01/2040	60	38,207
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,024,957)(d)	5.00%	11/01/2049	1,220	741,157
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,075	4,122,076
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	881	481,516
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	975,463
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	157,769
Series 2017, Ref. RB	5.25%	02/15/2037	195	198,430
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	1,205	1,211,286
				40,206,727
Indiana–1.28%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(f)	5.63%	07/15/2053	2,435	2,797,313
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	2,410	2,359,686
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(j)	5.75%	08/01/2042	240	240,214
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,635	1,805,209
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(j)	4.40%	06/10/2031	620	637,696
				7,840,118
Iowa–1.40%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	615	487,146
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,245	1,246,238
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(g)	5.00%	12/01/2032	2,740	3,167,975
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2034	1,300	1,330,719
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	300	283,279
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	155	155,000
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,805	1,849,950
				8,520,307
Kentucky–2.09%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(j)	4.70%	01/01/2052	670	670,375
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2047	530	530,106
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,110	1,115,139
Series 2015 A, RB	5.00%	07/01/2040	985	988,049
Series 2015 A, RB	5.00%	01/01/2045	1,335	1,337,787
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.25%	06/01/2041	1,265	1,291,223
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,650	1,793,356
Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2053	4,670	5,055,642
				12,781,677
Louisiana–1.10%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(e)	3.90%	11/01/2044	760	715,694
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(j)	5.50%	09/01/2054	$855	$929,542
Series 2024, RB(j)	5.50%	09/01/2059	1,710	1,852,028
New Orleans (City of), LA Aviation Board; Series 2015 A, RB(b)(g)	5.00%	01/01/2025	2,680	2,683,370
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(f)	5.00%	10/01/2048	495	510,773
				6,691,407
Maryland–0.87%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	384	392,220
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	992,831
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	995	1,020,596
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	355,225
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(j)	5.25%	06/30/2052	1,540	1,615,644
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	914,650
				5,291,166
Massachusetts–2.73%
Massachusetts (Commonwealth of); Series 2024, RB(i)	5.00%	06/01/2053	4,585	4,988,937
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	690	737,571
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds); Series 2024 B, RB	5.25%	07/01/2054	3,000	3,346,528
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2048	1,455	1,569,879
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(i)	5.50%	07/01/2032	2,500	3,011,650
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(e)	5.00%	07/15/2037	245	258,999
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(j)	5.00%	07/01/2040	1,000	1,048,511
Series 2021 E, RB(j)	5.00%	07/01/2046	1,060	1,113,527
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(f)	5.25%	08/01/2031	500	582,747
				16,658,349
Michigan–3.38%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	242,990
Lansing (City of), MI; Series 2024, RB(i)	5.25%	07/01/2054	3,575	3,981,869
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	2,800	3,119,095
Series 2024, RB(i)	5.50%	11/15/2049	3,120	3,568,972
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	165	167,853
Series 2020, Ref. RB	5.00%	06/01/2045	490	484,428
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(g)(i)(l)	5.00%	12/01/2046	3,890	3,980,105
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,950	2,040,144
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(j)	4.00%	10/01/2026	2,520	2,524,302
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(j)	5.00%	06/30/2030	545	569,696
				20,679,454
Minnesota–1.06%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	305	284,007
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	461,928
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	595	608,723
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB(j)	5.25%	01/01/2049	1,715	1,855,815
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	$1,650	$1,812,274
St. Cloud (City of), MN (CentraCare Health System); Series 2024, Ref. RB	5.00%	05/01/2054	600	645,329
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	518,789
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	425	309,634
				6,496,499
Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,120	734,029
Missouri–2.44%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	751,507
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,518,045
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(j)	5.00%	03/01/2046	4,740	4,869,908
Series 2019 B, RB (INS - AGM)(f)(j)	5.00%	03/01/2049	1,005	1,030,614
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	457,338
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	336,462
St. Louis (City of), MO; Series 2024, RB (INS - AGM)(f)	5.25%	07/01/2054	3,000	3,305,989
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,845	1,874,451
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	770	780,101
				14,924,415
Nebraska–1.38%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	4,213,265
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	825	871,020
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,030	1,081,269
Omaha (City of), NE Public Power District; Series 2022, RB(i)(l)	5.25%	02/01/2052	2,075	2,276,544
				8,442,098
Nevada–0.92%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(i)	5.00%	07/01/2053	5,185	5,633,558
New Hampshire–0.69%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	297	301,726
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,618	1,633,762
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,256,773
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,000	1,040,393
				4,232,654
New Jersey–7.35%
East Orange (City of), NJ Board of Education;
Series 1998, COP (INS - AGM)(f)(h)	0.00%	02/01/2025	1,845	1,833,806
Series 1998, COP (INS - AGM)(f)(h)	0.00%	02/01/2028	2,850	2,555,230
Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS - NATL)(f)	5.50%	10/01/2028	1,000	1,105,395
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(f)(h)	0.00%	11/01/2025	2,000	1,938,995
Series 2005 A, RB (INS - AGM)(f)	5.75%	11/01/2028	820	875,415
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - BHAC)(f)(i)	5.25%	07/01/2026	7,000	7,243,060
Series 2005 N-1, Ref. RB (INS - AMBAC)(f)	5.50%	09/01/2026	1,500	1,564,109
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(j)	5.25%	09/15/2029	390	390,425
Series 2012, RB(j)	5.75%	09/15/2027	400	400,582
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. RB	5.75%	04/01/2031	$1,000	$1,025,687
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(j)	5.13%	01/01/2034	1,250	1,251,281
Series 2013, RB(j)	5.38%	01/01/2043	1,250	1,251,014
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,835	3,789,839
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB(h)	0.00%	12/15/2039	6,000	3,381,805
Series 2010 A, RB(h)	0.00%	12/15/2030	1,600	1,307,386
Series 2010 A, RB(h)	0.00%	12/15/2031	3,000	2,362,752
Series 2022, RB(b)(g)	5.25%	12/15/2032	735	863,431
Series 2022, RB	5.25%	06/15/2046	695	766,172
New Jersey (State of) Turnpike Authority; Series 2005 A, Ref. RB (INS - AGM)(f)	5.25%	01/01/2027	705	742,163
Rahway Valley Sewerage Authority (The); Series 2005 A, RB (INS - NATL)(f)(h)	0.00%	09/01/2032	5,000	3,811,366
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,935	2,995,318
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,670	1,720,458
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,725	1,733,681
				44,909,370
New York–20.25%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(j)(o)	5.25%	12/31/2033	400	403,633
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,501,349
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,980	2,002,759
Series 2020 A-1, RB (INS - AGM)(f)	4.00%	11/15/2041	1,165	1,170,384
Series 2020 C-1, RB	5.25%	11/15/2055	1,335	1,404,653
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, RB (INS - NATL)(f)	5.38%	03/01/2028	1,020	1,073,221
Series 2020 221, RB(j)	4.00%	07/15/2060	2,345	2,188,984
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	1,645	1,720,365
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,470	2,661,381
Subseries 2014 I-2, VRD GO Bonds(p)	0.60%	03/01/2040	2,000	2,000,000
Subseries 2022 D-1, GO Bonds(i)	5.25%	05/01/2038	1,355	1,540,856
Subseries 2022 D-1, GO Bonds(i)	5.25%	05/01/2042	2,305	2,581,166
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,505	1,672,755
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,675	1,669,887
Series 2020 BB-1, RB	5.00%	06/15/2050	3,240	3,454,613
Series 2020, Ref. RB	5.00%	06/15/2050	1,635	1,743,300
Series 2024 AA, RB	5.25%	06/15/2053	1,715	1,927,237
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	860	861,180
Series 2023 F-1, RB	4.00%	02/01/2051	2,540	2,517,843
Series 2024 B, RB	4.38%	05/01/2053	2,145	2,182,759
New York (State of) Dormitory Authority;
Series 2017 B, Ref. RB(b)(g)	4.00%	08/15/2027	5	5,189
Series 2017 B, Ref. RB	4.00%	02/15/2047	1,940	1,941,225
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,240	1,332,952
Series 2018 E, RB(i)	5.00%	03/15/2046	5,715	5,994,367
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,640	3,648,574
New York (State of) Power Authority; Series 2020 A, RB(i)	4.00%	11/15/2045	3,675	3,676,733
New York (State of) Power Authority (Green Bonds); Series 2020, RB(i)	4.00%	11/15/2055	4,185	4,133,722
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(f)	5.00%	11/15/2053	1,705	1,862,059
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	$5,400	$5,327,836
Series 2019 B, RB (INS - AGM)(f)(i)(l)	4.00%	01/01/2050	2,625	2,602,498
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,485	2,486,923
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	285	261,705
Series 2010 A, RB(e)	6.25%	06/01/2041	1,200	1,200,123
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	3,220,673
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	5,735	5,738,159
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,364,325
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(j)	5.00%	08/01/2026	685	686,148
Series 2016, Ref. RB(j)	5.00%	08/01/2031	1,440	1,441,811
Series 2020, Ref. RB(j)	5.25%	08/01/2031	465	487,702
Series 2020, Ref. RB(j)	5.38%	08/01/2036	940	991,637
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(j)	5.00%	01/01/2033	2,100	2,167,032
Series 2018, RB(j)	5.00%	01/01/2034	2,320	2,390,910
Series 2018, RB(j)	5.00%	01/01/2036	1,860	1,911,450
Series 2020, RB(j)	5.00%	10/01/2040	2,005	2,085,779
Series 2020, RB(j)	4.38%	10/01/2045	1,175	1,145,346
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(j)	5.38%	06/30/2060	2,115	2,213,167
Series 2024, RB (INS - AGM)(f)(j)	5.25%	06/30/2060	1,800	1,913,576
Series 2024, RB(j)	5.50%	06/30/2060	1,645	1,758,530
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(j)	5.00%	07/01/2046	3,235	3,235,057
Series 2016 A, RB(j)	5.25%	01/01/2050	1,775	1,775,132
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(j)	5.00%	12/01/2038	1,870	1,993,151
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(j)	5.50%	12/31/2054	1,715	1,859,947
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,735	1,758,842
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	750	793,441
Series 2021 A, RB	5.00%	11/15/2056	1,135	1,204,277
Series 2022, RB(i)	5.00%	05/15/2051	5,475	5,863,581
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,125	1,997,830
				123,749,734
North Carolina–0.19%
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(f)(h)	0.00%	01/01/2051	3,910	1,141,221
North Dakota–0.34%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,175	1,179,236
Series 2017 C, RB	5.00%	06/01/2053	910	910,340
				2,089,576
Ohio–5.19%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,645	2,681,348
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,115	3,746,072
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,740	8,015,078
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	1,100	1,100,951
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(j)	5.38%	09/15/2027	$805	$805,463
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	565	571,768
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,140	1,163,097
Series 2017, Ref. RB	5.50%	02/15/2052	845	864,468
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,572,351
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,645	1,904,629
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,490	1,490,868
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,110,326)(c)(d)(e)	6.00%	04/01/2038	1,133	79,290
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	920,019
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,458,008
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(j)	5.85%	09/20/2028	235	235,189
Ohio (State of) Housing Finance Agency (Social Bonds); Series 2024, RB (CEP - GNMA)	7.00%	03/01/2049	1,000	1,210,071
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL)(f)(h)	0.00%	02/15/2030	1,000	831,031
Ohio State University (The);
Series 2010 D, RB(g)	5.00%	12/01/2030	45	50,398
Series 2010 D, RB	5.00%	12/01/2030	955	1,080,255
Series 2024, RB	5.25%	12/01/2054	855	952,059
				31,732,413
Oklahoma–1.15%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,780	3,895,911
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,155	1,287,256
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	895	899,996
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(j)	5.50%	06/01/2035	330	330,598
Series 2001 C, Ref. RB(j)	5.50%	12/01/2035	620	621,107
				7,034,868
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	819	864,609
Oregon–1.20%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	500	502,216
Oregon (State of); Series 2019, GO Bonds(i)(l)	5.00%	08/01/2044	3,350	3,580,077
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(j)	5.50%	07/01/2053	1,425	1,562,834
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(j)	5.00%	07/01/2052	1,605	1,683,548
				7,328,675
Pennsylvania–5.46%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(f)(j)	5.50%	01/01/2048	1,340	1,473,054
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,905	2,815,849
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(h)	0.00%	10/01/2036	650	396,791
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024	500	500,000
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	515	539,087
Series 2021, RB	5.00%	11/01/2051	685	709,716
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)); Series 2022, RB(j)	5.50%	06/30/2038	1,885	2,083,011
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(j)	5.25%	06/30/2053	2,015	2,101,101
Series 2022, RB (INS - AGM)(f)(j)	5.00%	12/31/2057	1,010	1,050,083
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	660	663,876
Series 2023 A-2, RB	4.00%	05/15/2048	545	542,195
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	$990	$1,012,727
Series 2014 A-2, RB	5.13%	12/01/2039	2,000	2,156,586
Series 2019 A, RB	5.00%	12/01/2049	220	233,405
Series 2020 B, RB	5.00%	12/01/2050	595	635,837
Series 2021 A, RB	4.00%	12/01/2050	1,250	1,219,804
Series 2024 C, RB	5.25%	12/01/2054	2,600	2,897,433
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(j)	5.00%	07/01/2042	5,295	5,395,172
Series 2017 B, Ref. RB(j)	5.00%	07/01/2047	525	532,928
Series 2021, Ref. RB (INS - AGM)(f)(j)	4.00%	07/01/2041	1,230	1,227,786
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	2,570	2,916,213
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,830,148
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	400	401,210
				33,334,012
Puerto Rico–5.20%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,515	2,528,362
Series 2002, RB	5.63%	05/15/2043	1,490	1,507,873
Series 2005 A, RB(h)	0.00%	05/15/2050	5,915	1,161,085
Series 2005 B, RB(h)	0.00%	05/15/2055	2,540	290,449
Series 2008 A, RB(h)	0.00%	05/15/2057	18,995	1,272,048
Series 2008 B, RB(h)	0.00%	05/15/2057	37,695	2,318,555
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,224,553
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,247,098
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	962,660
Subseries 2022, RN(h)	0.00%	11/01/2043	700	433,213
Subseries 2022, RN(h)	0.00%	11/01/2051	1,321	843,725
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,840	1,838,895
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	735	734,408
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	645	643,931
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	450	408,942
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,495	1,258,203
Series 2018 A-1, RB(h)	0.00%	07/01/2033	2,458	1,755,556
Series 2018 A-1, RB(h)	0.00%	07/01/2046	8,305	2,813,609
Series 2018 A-1, RB(h)	0.00%	07/01/2051	10,905	2,708,581
Series 2018 A-1, RB	4.75%	07/01/2053	1,805	1,806,708
Series 2018 A-1, RB	5.00%	07/01/2058	1,955	1,963,825
Series 2019 A-2, RB	4.33%	07/01/2040	1,230	1,230,011
Series 2019 A-2, RB	4.78%	07/01/2058	825	826,693
				31,778,983
Rhode Island–0.36%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,185	2,189,455
South Carolina–1.51%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,940	2,120,538
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	495	557,187
Series 2024, RB	5.50%	11/01/2054	825	923,323
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 B, Ref. RB	5.00%	12/01/2036	$3,500	$3,976,463
Series 2024 B, Ref. RB (INS - AGM)(f)	5.00%	12/01/2040	1,460	1,636,288
				9,213,799
South Dakota–0.88%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,040	2,081,094
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,185	2,186,760
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,055	1,094,384
				5,362,238
Tennessee–3.80%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,260	1,304,985
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	1,075	1,169,135
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,800	1,881,671
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,035	2,050,028
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(i)	6.00%	12/01/2054	6,825	7,870,297
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,225	3,215,366
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(j)	5.00%	07/01/2043	1,305	1,333,233
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(j)	5.00%	07/01/2054	940	967,612
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	715	750,077
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,510	2,699,788
				23,242,192
Texas–12.53%
Austin (City of), TX; Series 2022, RB(j)	5.25%	11/15/2047	1,180	1,271,834
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	980	1,021,657
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,330,492
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,675	1,700,496
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,650	1,675,957
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	4,259,768
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,065	3,029,764
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	1,340	1,357,541
Series 2023, RB (INS - AGM)(f)	4.25%	10/01/2053	1,430	1,436,887
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,288,069
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(f)(j)	5.25%	07/01/2048	1,725	1,854,749
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(j)	4.00%	07/01/2041	585	558,974
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(j)	5.00%	07/15/2028	495	510,876
Series 2024 B, RB(j)	5.50%	07/15/2039	430	464,514
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,360	1,381,019
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	1,860	1,832,017
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,258,134
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,296,976
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(j)	4.63%	10/01/2031	3,085	3,094,754
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB(c)	5.00%	07/01/2052	1,500	630,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	60	48,775
Series 2021, RB	2.00%	11/15/2061	1,644	607,714
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	650	643,780
Series 2016, Ref. RB	5.00%	07/01/2046	800	736,516
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	$520	$520,086
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,440	1,470,442
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	1,010	867,292
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	495	497,405
Series 2017, Ref. RB	5.00%	01/01/2047	620	620,216
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2031	560	561,509
Series 2018, Ref. RB	5.00%	10/01/2032	1,015	1,015,630
Series 2020, RB	5.25%	10/01/2055	2,255	2,105,171
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,065	3,100,408
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	3,060	3,400,147
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	805	816,062
Series 2023, GO Bonds	4.25%	08/15/2053	2,280	2,302,995
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,525	2,534,753
Series 2016, Ref. RB	5.00%	05/15/2045	1,660	1,612,347
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $286,020)(c)(d)	5.75%	02/15/2025	305	167,750
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,958,240)(c)(d)	6.38%	02/15/2048	1,940	1,067,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	83,680
Series 2020, Ref. RB	6.75%	11/15/2051	85	81,727
Series 2020, Ref. RB	6.88%	11/15/2055	85	82,098
Texas (State of) Transportation Commission; Series 2019, RB(h)	0.00%	08/01/2043	3,000	1,248,116
Texas (State of) Water Development Board;
Series 2022, RB(i)	5.00%	10/15/2047	3,345	3,649,246
Series 2023 A, RB	4.88%	10/15/2048	2,430	2,618,092
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,430	1,423,828
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,850	1,897,601
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,003
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	2,475	2,450,256
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2053	3,360	3,243,938
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	3,480	3,829,107
				76,568,168
Utah–1.90%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	428,151
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	431,114
Salt Lake City (City of), UT;
Series 2021 A, RB(j)	5.00%	07/01/2046	835	873,735
Series 2023 A, RB(j)	5.50%	07/01/2053	2,870	3,156,302
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	3,300	3,170,577
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.38%	10/15/2047	835	830,389
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	4.90%	01/01/2049	1,520	1,568,579
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,115	1,153,357
				11,612,204
Virginia–2.47%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,895	2,885,795
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM)(f)	5.25%	07/01/2048	1,305	1,440,109
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	340	340,138
Roanoke (County of), VA Economic Development Authority; Series 2024, Ref. RB(b)	5.50%	09/01/2035	150	149,447
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	$1,140	$1,203,486
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(j)	5.00%	01/01/2037	3,120	3,322,855
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(j)	5.00%	12/31/2047	560	588,715
Series 2022, Ref. RB(j)	5.00%	12/31/2057	1,630	1,699,236
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(j)	5.00%	12/31/2049	910	919,822
Series 2017, RB(j)	5.00%	12/31/2056	2,500	2,519,724
				15,069,327
Washington–2.63%
Kalispel Tribe of Indians; Series 2018 A, RB(e)	5.25%	01/01/2038	1,320	1,363,852
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	2,435	2,635,687
Tacoma (City of), WA; Series 2023, RB(i)	4.00%	12/01/2047	2,785	2,794,555
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,875	2,081,922
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,480	3,576,601
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,655	1,740,873
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	435	413,494
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	360	333,103
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,179	1,107,632
				16,047,719
West Virginia–0.44%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	825	888,116
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,812,365
				2,700,481
Wisconsin–4.57%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(h)	0.00%	12/15/2050	6,520	2,066,217
Series 2020, RB(b)(g)(h)	0.00%	12/15/2030	5,715	1,424,542
Series 2020, RB (INS - AGM)(f)(h)	0.00%	12/15/2060	23,740	4,675,854
Series 2022, RB(e)	5.25%	12/15/2061	1,705	1,737,617
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,800	2,682,030
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(e)	5.00%	08/01/2027	1,250	1,277,270
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,510	2,484,342
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	840	736,649
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,504,985
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	1,215	1,256,143
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	915	821,212
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	415	402,795
Series 2022 A, RB(e)	6.13%	02/01/2050	450	436,765
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	625	627,227
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	650	292,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,675	1,734,628
Series 2018 A, RB	5.35%	12/01/2045	1,675	1,728,686
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(e)	5.63%	12/15/2030	$1,165	$1,168,069
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	881,336
				27,938,867
Wyoming–0.17%
University of Wyoming; Series 2021 C, RB (INS - AGM)(f)	4.00%	06/01/2044	1,065	1,064,897
Total Municipal Obligations (Cost $888,403,360)				909,264,050
			Shares
Exchange-Traded Funds–0.13%
Invesco Municipal Strategic Income ETF (Cost $792,662)(q)			15,560	801,651
TOTAL INVESTMENTS IN SECURITIES(r)–148.93% (Cost $889,196,022)				910,065,701
FLOATING RATE NOTE OBLIGATIONS–(11.26)%
Notes with interest and fee rates ranging from 3.40% to 3.42% at 11/30/2024 and contractual maturities of collateral ranging from 07/01/2026 to 11/15/2055(s)				(68,795,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.73)%				(242,740,585)
OTHER ASSETS LESS LIABILITIES–2.06%				12,520,199
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$611,050,315
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $3,697,083, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at November 30, 2024 was $3,846,445, which represented less than 1% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $45,147,171, which represented 7.39% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Trust.
(j)	Security subject to the alternative minimum tax.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $16,783,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$794,503	$-	$-	$7,148	$-	$801,651	$24,060

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.57%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Trust’s investments with a value of $102,499,429 are held by TOB Trusts and serve as collateral for the $68,795,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$908,651,545	$612,505	$909,264,050
Exchange-Traded Funds	801,651	—	—	801,651
Total Investments in Securities	801,651	908,651,545	612,505	910,065,701
Other Investments - Assets
Investments Matured	—	279,725	—	279,725
Total Investments	$801,651	$908,931,270	$612,505	$910,345,426
Invesco Municipal Trust